Income Taxes (Details 1) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Tax benefit at statutory rate	$ (294,826)	$ (1,404,700)	$ (2,082,820)	$ (1,699,526)	$ (2,292,820)
Net operating loss carryforwards (NOLs)	172,225	1,311,500	1,484,000	1,483,725	1,760,600
Stock-based compensation expense	57,919	240,900	594,800	298,819	594,800
Amortization expense	(1,700)	(38,400)	30,700	(40,100)	(11,200)
Accrued R&D expense		(168,000)		(168,000)
Others	70,444	58,761	(20,546)	129,205	(42,861)
Tax expense at effective tax rate	$ 4,062	$ 61	$ 6,134	$ 4,123	$ 8,519